Andrea Nelson
Counsel
Security Life of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company
(651) 206-1709
Andrea.Nelson@resolutionlife.us

December 20, 2021
VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
RE:	Post-Effective Amendment No. 58 Voya Retirement Insurance and Annuity Company Variable Annuity Account B File Nos. 333-56297 / 811-02512 Voya Variable Annuity Contract

Commissioners:
On behalf of Voya Retirement Insurance and Annuity Company (“Voya”) and Variable Annuity Account B (the “Account”), attached for filing is post-effective amendment no. 58 (the “Amendment”) to the Account’s registration statement on Form N-4 for the above-referenced variable annuity contract issued through the Account.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”). The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4 adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. See Updated Disclosure Requirements and Summary Prospectus for Variable Annuity and Variable Life Insurance Contracts, Release No. 33-10765. After this Amendment (or a subsequently filed post-effective amendment) becomes effective, Voya may rely on Rule 498A under the 1933 Act to use Updating Summary Prospectuses with respect to the registration statement. However, Voya will not use Initial Summary Prospectuses because the contract is no longer for sale.

If you have any questions or comments regarding the Amendment, please contact me at 612-342-7901 or Andrea.Nelson@ResolutionLife.us, or Ronald Coenen Jr. of Eversheds Sutherland (US) LLP at 202-383-0940 or roncoenen@eversheds-sutherland.us.

Sincerely,

/s/ Andrea Nelson

Andrea Nelson, Counsel
Security Life of Denver Insurance Company
As Administrator for Voya Retirement Insurance and Annuity Company

cc:
Ronald Coenen Jr., Eversheds Sutherland